Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Dynamic Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 37.8%
BlackRock Advantage Emerging Markets Fund, Class K	559,570	$ 6,071,335
BlackRock Tactical Opportunities Fund, Class K	816,728	11,597,532
Diversified Equity Master Portfolio	$59,717,723	59,717,723
International Tilts Master Portfolio	$11,865,260	11,865,260
iShares Developed Real Estate Index Fund, Class K	426,632	4,479,639
iShares MSCI EAFE Small-Cap ETF	89,072	6,030,174
		99,761,663
Fixed-Income Funds — 48.4%
BlackRock Diversified Fixed Income Fund, Class K	10,760,210	105,880,462
BlackRock High Yield Bond Portfolio, Class K	150,143	1,087,038
iShares TIPS Bond ETF	187,891	20,756,319
		127,723,819

Security	Shares	Value
Money Market Funds — 11.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(b)	30,667,310	$ 30,667,310
Total Investments — 97.8% (Cost: $196,880,718)		258,152,792
Other Assets Less Liabilities — 2.2%		5,712,604
Net Assets — 100.0%		$ 263,865,396

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 5,320,481	$ 43,094	$ —	$ —	$ 707,760	$ 6,071,335	559,570	$ 43,095	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	—	468 (b)	—	(468)	—	—	—	2,642 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,046,629	19,620,681 (b)	—	—	—	30,667,310	30,667,310	1,133,096	—
BlackRock Diversified Fixed Income Fund, Class K	96,294,912	8,543,198	—	—	1,042,352	105,880,462	10,760,210	3,908,060	—
BlackRock High Yield Bond Portfolio, Class K	2,157,887	68,441	(1,164,586)	80,067	(54,771)	1,087,038	150,143	68,247	—
BlackRock Tactical Opportunities Fund, Class K	10,854,310	—	—	—	743,222	11,597,532	816,728	—	—
Diversified Equity Master Portfolio	50,354,959	—	(861,372)(b)(d)	5,004,477	5,219,659	59,717,723	$59,717,723	789,466	—
International Tilts Master Portfolio	10,353,349	230,131 (b)(d)	—	608,176	673,604	11,865,260	$11,865,260	230,131	—
iShares Developed Real Estate Index Fund, Class K	2,613,498	1,852,560	(414,000)	4,074	423,507	4,479,639	426,632	54,815	—
iShares MSCI EAFE Small-Cap ETF	5,513,557	—	—	—	516,617	6,030,174	89,072	80,086	—
iShares TIPS Bond ETF	16,782,521	3,400,064	—	—	573,734	20,756,319	187,891	391,899	—
				$ 5,696,326	$ 9,845,684	$ 258,152,792		$ 6,701,537	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	14	12/12/24	$ 2,601	$ 106,715
10-Year U.S. Treasury Note	92	12/19/24	10,523	33,347
S&P/TSE 60 Index	12	12/19/24	2,563	48,314
E-mini Russell 2000 Index	46	12/20/24	5,173	219,824
MSCI EAFE Index	33	12/20/24	4,105	91,546
MSCI Emerging Markets Index	56	12/20/24	3,284	209,251
S&P 500 Micro E-Mini Index	129	12/20/24	3,750	97,313
5-Year U.S. Treasury Note	41	12/31/24	4,508	11,784
				818,094
Short Contracts
U.S. Long Bond	29	12/19/24	3,606	11,607
Ultra U.S. Treasury Bond	25	12/19/24	3,332	51,823
				63,430
				$ 881,524
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	11,457,789	USD	7,613,472	JPMorgan Chase Bank N.A.	12/18/24	$ 314,135
CAD	3,195,169	USD	2,353,967	Deutsche Bank AG	12/18/24	13,216
CAD	3,209,204	USD	2,364,307	Deutsche Bank AG	12/18/24	13,274
EUR	4,696,000	USD	5,191,921	Morgan Stanley & Co. International PLC	12/18/24	51,749
USD	195,527	JPY	27,289,000	Morgan Stanley & Co. International PLC	12/18/24	3,707
						396,081
USD	40,907	EUR	37,000	Deutsche Bank AG	12/18/24	(408)
						$ 395,673
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	4,752	$ 404,870	$ —	$ 404,870
1-Day SOFR plus 0.69%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	38	2,999	—	2,999
									$ 407,869	$ —	$ 407,869
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 28,178,680	$ —	$ —	$ 28,178,680
Fixed-Income Funds	127,723,819	—	—	127,723,819
Money Market Funds	30,667,310	—	—	30,667,310
	$186,569,809	$—	$—	186,569,809
Investments Valued at NAV(a)				71,582,983
				$ 258,152,792
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 666,248	$ 514,584	$ —	$ 1,180,832
Foreign Currency Exchange Contracts	—	396,081	—	396,081
Interest Rate Contracts	108,561	—	—	108,561
Liabilities
Foreign Currency Exchange Contracts	—	(408)	—	(408)
	$774,809	$910,257	$—	$1,685,066

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Schedule of Investments